Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pre-tax amount
Foreign currency translation losses	$ (904.7)	$ (636.2)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(221.6)	(79.8)
Items that may be subsequently reclassified to net earnings	(1,126.3)	(716.0)
Net gains (losses) on defined benefit plans	43.8	(104.9)
Share of net gains (losses) on defined benefit plans of associates	10.7	(57.3)
Other	43.5	8.4
Items that will not be subsequently reclassified to net earnings	98.0	(153.8)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(1,028.3)	(869.8)
Income tax (expense) recovery
Foreign currency translation losses	34.4	24.6
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	17.6	0.4
Items that may be subsequently reclassified to net earnings	52.0	25.0
Net losses on defined benefit plans	(4.3)	27.5
Share of net losses on defined benefit plans of associates	(4.7)	5.5
Other	5.7	10.1
Items that will not be subsequently reclassified to net earnings	(3.3)	43.1
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	48.7	68.1
After-tax amount
Foreign currency translation losses	(870.3)	(611.6)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(204.0)	(79.4)
Items that may be subsequently reclassified to net earnings	(1,074.3)	(691.0)
Net losses on defined benefit plans	39.5	(77.4)
Share of net losses on defined benefit plans of associates	6.0	(51.8)
Other	49.2	18.5
Items that will not be subsequently reclassified to net earnings	94.7	(110.7)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	$ (979.6)	$ (801.7)